Quarterly Financial Data (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended															12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information [Line Items]
Gain (loss) on sale of business														$ 563			$ 571
Goodwill impairment charge											385						385	12
Net income (loss)	(340)	72	[1]	23	[1]	15	[1]	(47)	69	[2]	(362)	[3]	(8)	235	[4]	63	(66)	(149)
Aggregate decrease to costs and expenses						10
Reversal of income taxes on non- U.S. unremitted earnings
Quarterly Financial Information [Line Items]
Net income (loss)									20
Benefit relating to correction of accrued and deferred income taxes
Quarterly Financial Information [Line Items]
Net income (loss)									$ 6

[1]	During the second quarter of 2013, the Company completed a review of its accounting practices related to vacation pay obligations. In countries where the vacation policy stipulated that vacation days earned in the current year must be used in that same year, the Company adjusted its quarterly estimate of accrued vacation costs to better match expense recognition with amounts payable to employees when leaving the Company. The impact of the change in estimate was an aggregate decrease to costs and expenses of $10 million in the quarter ended June 30, 2013. The impact of this change was negligible for the full year since the balance would have naturally reversed, with a substantial majority of that reversal occurring during the fourth quarter.
[2]	Includes reversal of $20 million of income taxes on non-U.S. unremitted earnings, and a $6 million benefit relating to the correction of accrued and deferred income taxes.
[3]	Includes a pre-tax goodwill impairment charge of $385 million.
[4]	Includes a pre-tax gain on sale of HE of $563 million.